Balance Sheets SFr in Thousands, $ in Thousands	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Non-current assets
Property, plant and equipment	SFr 2,353	SFr 1,120
Financial assets	126	86
Total non-current assets	2,479	1,206
Current assets
Prepaid expenses	1,440	1,278
Accrued income	2,799	889
Other current receivables	918	517
Cash and cash equivalents	124,377	152,210
Total current assets	129,534	154,894
Total assets	132,013	156,100
Shareholders' equity
Share capital	1,147	1,135
Share premium	188,299	188,166
Accumulated losses	(72,607)	(46,921)
Total shareholders' equity	116,839	142,380
Non-current liabilities
Accrued interest - long-term	99	0
Long-term financing obligation	395	0
Net employee defined benefit liabilities	4,926	3,798
Total non-current liabilities	5,420	3,798
Current liabilities
Trade payables and other payables	1,092	4,035
Accrued expenses	8,307	5,366
Deferred income	355	521
Total current liabilities	9,754	9,922
Total liabilities	15,174	13,720
Total shareholders' equity and liabilities	SFr 132,013	SFr 156,100